Cover	Oct. 30, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2024
Entity File Number	001-38909
Entity Registrant Name	TRILLER GROUP INC.
Entity Central Index Key	0001769624
Entity Tax Identification Number	33-1473901
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7119 West Sunset Boulevard
Entity Address, Address Line Two	Suite 782
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	310
Local Phone Number	893-5090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	AGBA GROUP HOLDING LIMITED
Common Stock, $0.001 par value
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ILLR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one-quarter of one share of Common Stock for $23.00 per full share
Trading Symbol	ILLRW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	AGBA Tower
Entity Address, Address Line Two	68 Johnston Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK